SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. [   ]

[X] Post-Effective Amendment No. [ 1 ] (File No. 333-112407)

(Check Appropriate Box or Boxes)

                           AXP Dimensions Series, Inc.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
-------------------------------------------------------------------------------
                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
-------------------------------------------------------------------------------
                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
-------------------------------------------------------------------------------
     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Part A is incorporated by reference to Registrant's  Pre-Effective Amendment
No. 1 to Registration Statement No. 333-112407 filed on or about March 25, 2004.

Part B is incorporated by reference to Registrant's  Pre-Effective Amendment
No. 1 to Registration Statement No. 333-112407 filed on or about March 25, 2004.

PART C.   OTHER INFORMATION

Item 15. Indemnification.

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved(including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a) Amended and Restated Articles of Incorporation dated Nov. 10, 1988, filed electronically as Exhibit No. 1 to Post-Effective Amendment No. 42 to Registration Statement No. 2-28529, are incorporated by reference.

(1)(b)   Articles of Amendment to the Articles of Incorporation dated
         June 16, 1999, are incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 65 to Registration Statement No. 2-28529 filed on or about Sept. 26, 2001.

(1)(c) Articles of Amendment to the Articles of Incorporation for AXP New Dimensions Fund, Inc. dated Nov. 14, 2002 are incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 68 to Registration Statement No. 2-28529 filed on or about Sept. 25, 2003.

(2) By-Laws of AXP New Dimensions Fund, Inc. as amended January 11, 2001, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 65 to Registration Statement No. 2-28529 filed on or about Sept. 26, 2001.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A of this Registration Statement.

(5)      Not applicable.

(6)(a) Investment Management Services Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 2-28529, is incorporated by reference. The agreement was assumed by the Portfolio when the Fund adopted the master/feeder structure.

(6)(b) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendments to Investment Management Services Agreements differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(7) Distribution Agreement dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 57 to Registration Statement No. 2-28529, is incorporated by reference.

(9)(b) Addendum to the Custodian Agreement between IDS New Dimensions Fund, Inc., on behalf of AXP New Dimensions Fund, American Express Trust Company and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 8(b) to Post-Effective Amendment No.
         57  to  Registration   Statement  No.  2-28529,   is  incorporated  by
         reference.

(9)(c) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(9)(d) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(9)(e) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(f) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(g) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(h) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. Registrant and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 26, 1999. Registrant's Plan and Agreement of Distribution for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(b) Plan and Agreement of Distribution for Class C Shares between Registrant, AXP New Dimensions Fund, Inc., on behalf of AXP Growth Dimensions Fund and AXP New Dimensions Fund and American Express Financial Advisors, dated March 9, 2000, filed electronically on or about September 27, 2000, as Exhibit (m)(3) to Post-Effective Amendment No. 64 to Registration Statement No. 2-28529 is incorporated by reference.

(10)(c) Rule 18f-3 Plan, dated March 9, 2000, is incorporated by reference to Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000.

(11) Opinion and consent of counsel filed electronically on or about March 25, 2004, as Exhibit (11) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112407 is incorporated by reference.

(12) Tax opinion for merger of AXP Focused Growth Fund into AXP New Dimensions Fund is filed electronically herewith. Tax opinion for merger of AXP Growth Dimensions Fund into AXP New Dimensions Fund is filed electronically herewith.

(13)(a) Administrative Services Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Financial Corporation dated March 20, 1995, filed electronically as Exhibit 9(e) to Post-Effective Amendment No. 57 to Registration Statement No. 2-28529, is incorporated by reference.

(13)(b) Amendment to Administrative Services Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Financial Corporation, effective November 1, 1997, is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 58 to Registration Statement No. 2-28529 filed on or about Sept. 29, 1999.

(13)(c) License Agreement between Registrant and IDS Financial Corporation dated January 25, 1988, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 44 to Registration Statement No. 2-28529, is incorporated by reference.

(13)(d) License Agreement dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999, as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(e) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997, as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated herein by reference. Registrant's Class Y Shareholder Service Agreement for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(f) Transfer Agency Agreement between AXP Dimension Series, Inc., on behalf of AXP Growth Dimensions Fund and AXP New Dimensions Fund, and American Express Client Service Corporation, dated May 1, 2003, is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 68 to Registration Statement No. 2-28529 filed on or about Sept. 25, 2003.

(13)(g) Class I Shares Transfer Agency Agreement between the American Express Funds and American Express Client Services Corporation dated Nov. 13, 2003 filed electronically on or about Nov. 25, 2003 as Exhibit (h)(9), is incorporated by reference to AXP Stock Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-11358.

(13)(h) Amendment to Administrative Services Agreement between Registrant, on behalf of AXP New Dimensions Fund and American Express Financial Corporation, dated March 9, 1999 filed electronically on or about September 27, 2000 as Exhibit (h)(11) to Post-Effective Amendment No. 64 to Registration Statement No. 2-28529 is incorporated by reference.

(13)(i) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendments to Administrative Services Agreements differ from the one incorporated be reference only by the fact that Registrant is one executing party.

(14)(a) Independent Auditors' Consent as to AXP Dimensions Series, Inc. filed electronically on or about March 25, 2004, as Exhibit (14)(a) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112407 is incorporated by reference.

(14)(b) Independent Auditors' Consent as to AXP Strategy Series, Inc. filed electronically on or about March 25, 2004, as Exhibit (14)(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112407 is incorporated by reference.

(15)     Omitted Financial Statements: Not Applicable.

(16)(a) Directors'/Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, is filed electronically herewith.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 9, 2002, filed electronically as Exhibit
         (q)(2) to Post-Effective Amendment No. 66, to Registration Statement No. 2-28529 filed on or about September 25, 2002, is incorporated by reference.

(16)(c) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(5) to Post-Effective Amendment No. 66, to Registration Statement No. 2-28529 filed on or about September 25, 2002, is incorporated by reference.

(16)(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 18, 2002, filed electronically as Exhibit
         (q)(6) to Post-Effective Amendment No. 66, to Registration Statement No. 2-28529 filed on or about September 25, 2002, is incorporated by reference.

(16)(e) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 7, 2004, filed electronically on or about Feb. 2, 2004, as Exhibit (16)(e) to this Registration Statement is incorporated by reference.

(16)(f) Officers' Power of Attorney to sign Amendments to this Registration Statement dated January 9, 2002, filed electronically as Exhibit
         (q)(4) to Post-Effective Amendment No. 66, to Registration Statement No. 2-28529 filed on or about September 25, 2002, is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP
         Discovery   Series,   Inc.'s   Post-Effective   Amendment  No.  47  to
         Registration Statement No. 2-72174, is incorporated by reference.

(17)(c)  Prospectus, dated Sept. 29, 2003, for AXP New Dimensions Fund filed
         electronically as Exhibit  (17)(c) on or about Feb. 2, 2004,   to this
         Registration Statement is incorporated by reference.

(17)(d)  Statement of Additional Information, dated Sept. 29, 2003, for AXP
         New Dimensions Fund filed electronically as Exhibit (17)(d) on or about Feb. 2, 2004, to this Registration Statement is incorporated by reference.

(17)(e) Annual Report, dated Sept. 29, 2003 for the period ended July 31, 2003, for AXP New Dimensions Fund filed electronically on or about March 25, 2004, as Exhibit (17)(e) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112407 is incorporated by reference.

(17)(f)  Prospectus, dated May 30, 2003, for AXP Focused Growth Fund filed
         electronically as Exhibit  (17)(f) on or about Feb. 2, 2004,   to this
         Registration Statement is incorporated by reference.

(17)(g) Statement of Additional Information, dated May 30, 2003, for AXP Focused Growth Fund filed electronically as Exhibit (17)(g) on or about Feb. 2, 2004, to this Registration Statement is incorporated by reference.

(17)(h)  Annual Report, dated May 30, 2003 for the period ended March 31,
         2003, for AXP Focused Growth Fund filed electronically on or about March 25, 2004, as Exhibit (17)(h) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112407 is incorporated by reference.

(17)(i) Semiannual Report, dated Sept. 30, 2003 for the same period ended, for AXP Focused Growth Fund filed electronically on or about March 25, 2004, as Exhibit (17)(i) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112407 is incorporated by reference.

(17)(j)  Prospectus, dated Sept 29, 2003, for AXP Growth Dimensions Fund filed
         electronically as Exhibit  (17)(j) on or about Feb. 2, 2004,   to this
         Registration Statement is incorporated by reference.

(17)(k) Statement of Additional Information, dated Sept 29, 2003, for AXP Growth Dimensions Fund filed electronically as Exhibit (17)(k) on or about Feb. 2, 2004, to this Registration Statement is incorporated by reference.

(17)(l) Annual Report, dated Sept. 29, 2003 for the period ended July 31, 2003, for AXP Growth Dimensions Fund filed electronically on or about March 25, 2004, as Exhibit (17)(l) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112407 is incorporated by reference.

(17)(m) Prospectus Supplement, dated Jan. 20, 2004, for AXP New Dimensions Fund, AXP Growth Dimensions Fund and AXP Focused Growth Fund filed
         electronically as Exhibit  (17)(m) on or about Feb. 2, 2004,   to this
         Registration Statement is incorporated by reference.

(17)(n) Prospectus Supplement, dated Nov. 19, 2003, for AXP Growth Dimensions Fund and AXP Focused Growth Fund filed electronically as Exhibit
         (17)(n) on or about Feb. 2, 2004, to this Registration Statement is incorporated by reference.

(17)(o) Prospectus and Statement of Additional Information Supplement, dated May 28, 2003, for AXP Focused Growth Fund filed electronically as Exhibit (17)(o) on or about Feb. 2, 2004, to this Registration Statement is incorporated by reference.

(17)(p) Semiannual Report, dated Jan. 31, 2004, for the same period ended for AXP New Dimensions Fund filed electronically on or about March 25, 2004, as Exhibit (17)(p) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112407 is incorporated by reference.

(17)(q) Semiannual Report, dated Jan. 31, 2004, for the same period ended, for AXP Growth Dimensions Fund filed electronically on or about March 25, 2004, as Exhibit (17)(q) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112407 is incorporated by reference.

Item 17. Undertakings.

         None.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, AXP Dimensions Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to this Registration Statement to be signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 9th day of August, 2004.

AXP DIMENSIONS SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President


By /s/   Jeffrey P. Fox
   ---------------------
         Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of August, 2004.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chairman of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors'/Trustees' Power of Attorney, dated July 7, 2004, filed electronically herewith as Exhibit (16)(a) to this Amendment to the Registration Statement, by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, Growth Trust certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to this Registration Statement to be signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 9th day of August, 2004.



                               GROWTH TRUST


                               By /s/   Paula R. Meyer
                                  ----------------------
                                        Paula R. Meyer, President



                               By /s/   Jeffrey P. Fox
                                  ---------------------
                                        Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of August, 2004.


Signature                                            Capacity

/s/  Arne H. Carlson***                              Chairman of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.***                       Trustee
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone***                            Trustee
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones***                                Trustee
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.***                        Trustee
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson***                              Trustee
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby***                         Trustee
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott***                          Trustee
-------------------------
     William F. Truscott


*** Signed pursuant to Trustees' Power of Attorney dated Jan. 7, 2004, filed electronically on or about Feb. 2, 2004, as Exhibit (16)(e) to this Amendment to the Registration Statement by:



/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg